Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Guidestone Funds
Entity Central Index Key	0001131013
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000003083 [Member]
Shareholder Report [Line Items]
Fund Name	Medium-Duration Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Medium-Duration Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Institutional Class/GMDYX)	$38	0.38%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the one-year period ended December 31, 2024 (1.86% (net of fees) versus 1.25%).
  The U.S. economy remained strong in 2024, with risk assets outperforming once again. Despite this strength, the Federal Reserve (“Fed”) followed through with multiple rate cuts in the second half of 2024, a sign that members felt comfortable with the current trajectory of employment and most importantly, inflation trends. Rates ultimately ended the year higher given higher growth expectations and skepticism that inflation will come down to the Fed’s 2% target.
  Compared with its benchmark index, the Fund’s overweight allocation to investment grade corporate bonds and asset-backed securities were the biggest positive contributors to performance. Security selection within the asset-backed sector was also additive.
  The Fund used derivatives to manage interest rate, credit, currency and yield curve positioning. Overall, derivatives detracted from performance, primarily because derivatives added to the Fund’s duration and intermediate-term rates ended the year higher despite the Fed lowering its target rate in the second half of 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Medium-Duration Bond Fund (Institutional Class/GMDYX)	1.86%	-0.23%	1.52%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 2,787,482,923
Holdings Count | Holding	2,607
Advisory Fees Paid, Amount	$ 8,834,634
Investment Company Portfolio Turnover	487.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,787,482,923
Total number of portfolio holdings	2,607
Total advisory fees paid	$8,834,634
Portfolio turnover rate for the period	487%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
In September 2024, the overall management fee increased by 0.01% to 0.34%, and then effective December 1, 2024, the overall management fee increased by 0.02% to 0.36%.
During the year, there were changes to the Fund’s sub-advisers. In September 2024, Western Asset Management Company, LLC was terminated, and Loomis, Sayles & Company, L.P. was hired.

Material Fund Change Expenses [Text Block]	In September 2024, the overall management fee increased by 0.01% to 0.34%, and then effective December 1, 2024, the overall management fee increased by 0.02% to 0.36%.
Material Fund Change Adviser [Text Block]	During the year, there were changes to the Fund’s sub-advisers. In September 2024, Western Asset Management Company, LLC was terminated, and Loomis, Sayles & Company, L.P. was hired.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003084 [Member]
Shareholder Report [Line Items]
Fund Name	Medium-Duration Bond Fund
Class Name	INVESTOR
Trading Symbol	GMDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Medium-Duration Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Investor Class/GMDZX)	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund outperformed its benchmark, the Bloomberg US Aggregate Index, for the one-year period ended December 31, 2024 (1.61% (net of fees) versus 1.25%).
  The U.S. economy remained strong in 2024, with risk assets outperforming once again. Despite this strength, the Federal Reserve (“Fed”) followed through with multiple rate cuts in the second half of 2024, a sign that members felt comfortable with the current trajectory of employment and most importantly, inflation trends. Rates ultimately ended the year higher given higher growth expectations and skepticism that inflation will come down to the Fed’s 2% target.
  Compared with its benchmark index, the Fund’s overweight allocation to investment grade corporate bonds and asset-backed securities were the biggest positive contributors to performance. Security selection within the asset-backed sector was also additive.
  The Fund used derivatives to manage interest rate, credit, currency and yield curve positioning. Overall, derivatives detracted from performance, primarily because derivatives added to the Fund’s duration and intermediate-term rates ended the year higher despite the Fed lowering its target rate in the second half of 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Medium-Duration Bond Fund (Investor Class/GMDZX)	1.61%	-0.50%	1.24%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 2,787,482,923
Holdings Count | Holding	2,607
Advisory Fees Paid, Amount	$ 8,834,634
Investment Company Portfolio Turnover	487.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,787,482,923
Total number of portfolio holdings	2,607
Total advisory fees paid	$8,834,634
Portfolio turnover rate for the period	487%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
In September 2024, the overall management fee increased by 0.01% to 0.34%, and then effective December 1, 2024, the overall management fee increased by 0.02% to 0.36%.
During the year, there were changes to the Fund’s sub-advisers. In September 2024, Western Asset Management Company, LLC was terminated, and Loomis, Sayles & Company, L.P. was hired.

Material Fund Change Expenses [Text Block]	In September 2024, the overall management fee increased by 0.01% to 0.34%, and then effective December 1, 2024, the overall management fee increased by 0.02% to 0.36%.
Material Fund Change Adviser [Text Block]	During the year, there were changes to the Fund’s sub-advisers. In September 2024, Western Asset Management Company, LLC was terminated, and Loomis, Sayles & Company, L.P. was hired.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000240564 [Member]
Shareholder Report [Line Items]
Fund Name	Impact Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impact Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Impact Bond Fund (Institutional Class/GMBYX)	$50	0.50%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 50	[1]
Expense Ratio, Percent	0.50%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the one-year period ended December 31, 2024 (1.45% (net of fees) versus 1.25%).
  Compared with its benchmark index, the Fund’s underweight to duration and overweight to the asset-backed sector were the positive contributors to performance. The Fund also had an overweight to municipal bonds which was additive.
  The U.S. economy remained strong in 2024, with risk assets outperforming once again. Despite this strength, the Federal Reserve (“Fed”) followed through with multiple rate cuts in the second half of 2024, a sign that members felt comfortable with the current trajectory of employment and, most importantly, inflation trends. Rates ultimately ended the year higher given higher growth expectations and skepticism that inflation will come down to the Fed’s 2% target.
  The Fund used derivatives to manage benchmark relative interest rate and credit positioning. Overall, derivatives detracted from absolute Fund performance, primarily because derivatives added to the Fund’s duration and intermediate-term rates ended the year higher despite the Fed lowering its target rate in the second half of 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on January 27, 2023, compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Impact Bond Fund (Institutional Class/GMBYX)	1.45%	2.06%
Bloomberg US Aggregate Bond Index	1.25%	1.93%

Performance Inception Date	Jan. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 86,180,435
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 130,166
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$86,180,435
Total number of portfolio holdings	174
Total advisory fees paid	$130,166
Portfolio turnover rate for the period	138%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000240563 [Member]
Shareholder Report [Line Items]
Fund Name	Impact Bond Fund
Class Name	INVESTOR
Trading Symbol	GMBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impact Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Impact Bond Fund (Investor Class/GMBZX)	$79	0.79%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 79	[2]
Expense Ratio, Percent	0.79%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the one-year period ended December 31, 2024 (1.08% (net of fees) versus 1.25%).
  The U.S. economy remained strong in 2024, with risk assets outperforming once again. Despite this strength, the Federal Reserve (“Fed”) followed through with multiple rate cuts in the second half of 2024, a sign that members felt comfortable with the current trajectory of employment and most importantly, inflation trends. Rates ultimately ended the year higher given higher growth expectations and skepticism that inflation will come down to the Fed’s 2% target.
  Compared with its benchmark index, the Fund’s underweight to duration and overweight to the asset-backed sector were the positive contributors to performance. The Fund also had an overweight to municipal bonds which was additive. Underperformance relative to the benchmark index was primarily a function of the expenses of the Fund.
  The Fund used derivatives to manage benchmark relative interest rate and credit positioning. Overall, derivatives detracted from absolute Fund performance, primarily because derivatives added to the Fund’s duration and intermediate-term rates ended the year higher despite the Fed lowering its target rate in the second half of 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on January 27, 2023, compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Impact Bond Fund (Investor Class/GMBZX)	1.08%	1.74%
Bloomberg US Aggregate Bond Index	1.25%	1.93%

Performance Inception Date	Jan. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 86,180,435
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 130,166
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$86,180,435
Total number of portfolio holdings	174
Total advisory fees paid	$130,166
Portfolio turnover rate for the period	138%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000169230 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GGRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Growth Allocation Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Allocation Fund (Institutional Class/GGRYX)	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  In 2024, the Institutional Class of the Fund underperformed its composite benchmark of 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index and 28.00% MSCI ACWI (All Country World Index) ex USA Index (12.20% (net of fees) versus 12.87%).
  In general, equities outperformed fixed income, and U.S. equity outperformed non-U.S. equity for the year. Within fixed income, shorter duration bonds outperformed longer duration bonds, as interest rates rose across most of the curve.
  Notable contribution to performance within the Fund was derived from exposure to large capitalization U.S. equities, with the S&P 500® Index up 25.02% for the year. U.S. large capitalization growth stocks had a particularly strong year, with the Russell 1000® Growth Index up 33.36%, and the Growth Equity Fund was the largest contributor to Fund performance.
  Also in 2024, U.S. small capitalization equities, emerging markets equities and developed ex-U.S. equities posted positive returns, with the Russell 2000® Index up 11.54%, the MSCI Emerging Markets Index up 7.50% and the MSCI EAFE Index up 3.82%, respectively. Exposure to equites was additive in absolute terms across regions.
  In 2024, the Fund utilized exchange-listed equity index and treasury futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a negative impact on Fund performance for the year on an absolute basis.
  The underweight to U.S. large capitalization equities was a detractor, as U.S. large capitalization equities returned over 20% and was one of the strongest asset classes in 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on November 23, 2015, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
*The composite benchmark is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index and 28.00% MSCI ACWI (All Country World Index) ex USA Index.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Growth Allocation Fund (Institutional Class/GGRYX)	12.20%	6.44%	7.52%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	10.15%
Composite Benchmark*	12.87%	7.78%	8.39%
*The composite benchmark is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index and 28.00% MSCI ACWI (All Country World Index) ex USA Index.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Performance Inception Date	Nov. 23, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,070,572,607
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,063,654
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,070,572,607
Total number of portfolio holdings	16
Total advisory fees paid	$1,063,654
Portfolio turnover rate for the period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	18.6%
GuideStone Value Equity Fund	13.9%
GuideStone Growth Equity Fund	13.7%
GuideStone Medium-Duration Bond Fund	12.2%
GuideStone Emerging Markets Equity Fund	7.9%
GuideStone Defensive Market Strategies® Fund	4.7%
GuideStone Value Equity Index Fund	4.6%
GuideStone Growth Equity Index Fund	4.6%
GuideStone Small Cap Equity Fund	3.6%
GuideStone Global Bond Fund	3.4%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone International Equity Fund	18.6%
GuideStone Value Equity Fund	13.9%
GuideStone Growth Equity Fund	13.7%
GuideStone Medium-Duration Bond Fund	12.2%
GuideStone Emerging Markets Equity Fund	7.9%
GuideStone Defensive Market Strategies® Fund	4.7%
GuideStone Value Equity Index Fund	4.6%
GuideStone Growth Equity Index Fund	4.6%
GuideStone Small Cap Equity Fund	3.6%
GuideStone Global Bond Fund	3.4%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003114 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Allocation Fund
Class Name	INVESTOR
Trading Symbol	GCOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Growth Allocation Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Allocation Fund (Investor Class/GCOZX)	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  In 2024, the Investor Class of the Fund underperformed its composite benchmark of 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index and 28.00% MSCI ACWI (All Country World Index) ex USA Index (12.03% (net of fees) versus 12.87%).
  In general, equities outperformed fixed income, and U.S. equity outperformed non-U.S. equity for the year. Within fixed income, shorter duration bonds outperformed longer duration bonds, as interest rates rose across most of the curve.
  Notable contribution to performance within the Fund was derived from exposure to large capitalization U.S. equities, with the S&P 500® Index up 25.02% for the year. U.S. large capitalization growth stocks had a particularly strong year, with the Russell 1000® Growth Index up 33.36%, and the Growth Equity Fund was the largest contributor to Fund performance.
  Also in 2024, U.S. small capitalization equities, emerging markets equities and developed ex-U.S. equities posted positive returns, with the Russell 2000® Index up 11.54%, the MSCI Emerging Markets Index up 7.50% and the MSCI EAFE Index up 3.82%, respectively. Exposure to equites was additive in absolute terms across regions.
  In 2024, the Fund utilized exchange-listed equity index and treasury futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a negative impact on Fund performance for the year on an absolute basis.
  The underweight to U.S. large capitalization equities was a detractor, as U.S. large capitalization equities returned over 20% and was one of the strongest asset classes in 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
*The composite benchmark is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index and 28.00% MSCI ACWI (All Country World Index) ex USA Index.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Growth Allocation Fund (Investor Class/GCOZX)	12.03%	6.17%	6.43%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	9.23%
Composite Benchmark*	12.87%	7.78%	7.56%
*The composite benchmark is 19.50% Bloomberg US Aggregate Bond Index, 2.50% Bloomberg US Treasury Bills: 1-3 Months Index, 47.00% Russell 3000® Index, 3.00% FTSE EPRA Nareit Developed Index and 28.00% MSCI ACWI (All Country World Index) ex USA Index.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,070,572,607
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,063,654
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,070,572,607
Total number of portfolio holdings	16
Total advisory fees paid	$1,063,654
Portfolio turnover rate for the period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	18.6%
GuideStone Value Equity Fund	13.9%
GuideStone Growth Equity Fund	13.7%
GuideStone Medium-Duration Bond Fund	12.2%
GuideStone Emerging Markets Equity Fund	7.9%
GuideStone Defensive Market Strategies® Fund	4.7%
GuideStone Value Equity Index Fund	4.6%
GuideStone Growth Equity Index Fund	4.6%
GuideStone Small Cap Equity Fund	3.6%
GuideStone Global Bond Fund	3.4%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone International Equity Fund	18.6%
GuideStone Value Equity Fund	13.9%
GuideStone Growth Equity Fund	13.7%
GuideStone Medium-Duration Bond Fund	12.2%
GuideStone Emerging Markets Equity Fund	7.9%
GuideStone Defensive Market Strategies® Fund	4.7%
GuideStone Value Equity Index Fund	4.6%
GuideStone Growth Equity Index Fund	4.6%
GuideStone Small Cap Equity Fund	3.6%
GuideStone Global Bond Fund	3.4%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000185894 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2015 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2015 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2015 Fund (Institutional Class/GMTYX)	$9	0.09%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 9	[3]
Expense Ratio, Percent	0.09%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Institutional Class of the Fund generated a return of 7.80%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  The overweight to the Low-Duration Bond Fund was a detractor because low-duration fixed income only returned about 5%, significantly underperforming the other asset classes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2015 Fund (Institutional Class/GMTYX)	7.80%	4.10%	5.03%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.13%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.56%
Russell 3000® Index	23.81%	13.86%	13.78%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	5.16%

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 697,895,657
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 527,997
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$697,895,657
Total number of portfolio holdings	30
Total advisory fees paid	$527,997
Portfolio turnover rate for the period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.3%
GuideStone Equity Index Fund	18.3%
GuideStone Defensive Market Strategies® Fund	10.8%
GuideStone Low-Duration Bond Fund	9.8%
GuideStone International Equity Index Fund	8.4%
GuideStone Global Bond Fund	5.5%
GuideStone Small Cap Equity Fund	2.2%
GuideStone Emerging Markets Equity Fund	2.1%
GuideStone Money Market Fund, 4.34%	1.8%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.4%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.3%
GuideStone Equity Index Fund	18.3%
GuideStone Defensive Market Strategies® Fund	10.8%
GuideStone Low-Duration Bond Fund	9.8%
GuideStone International Equity Index Fund	8.4%
GuideStone Global Bond Fund	5.5%
GuideStone Small Cap Equity Fund	2.2%
GuideStone Emerging Markets Equity Fund	2.1%
GuideStone Money Market Fund, 4.34%	1.8%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.4%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000039440 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2015 Fund
Class Name	INVESTOR
Trading Symbol	GMTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2015 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature.
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2015 Fund (Investor Class/GMTZX)	$40	0.39%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 40	[4]
Expense Ratio, Percent	0.39%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Investor Class of the Fund generated a return of 7.48%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  The overweight to the Low-Duration Bond Fund was a detractor because low-duration fixed income only returned about 5%, significantly underperforming the other asset classes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2015 Fund (Investor Class/GMTZX)	7.48%	3.82%	4.58%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.38%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 697,895,657
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 527,997
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$697,895,657
Total number of portfolio holdings	30
Total advisory fees paid	$527,997
Portfolio turnover rate for the period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.3%
GuideStone Equity Index Fund	18.3%
GuideStone Defensive Market Strategies® Fund	10.8%
GuideStone Low-Duration Bond Fund	9.8%
GuideStone International Equity Index Fund	8.4%
GuideStone Global Bond Fund	5.5%
GuideStone Small Cap Equity Fund	2.2%
GuideStone Emerging Markets Equity Fund	2.1%
GuideStone Money Market Fund, 4.34%	1.8%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.4%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	32.3%
GuideStone Equity Index Fund	18.3%
GuideStone Defensive Market Strategies® Fund	10.8%
GuideStone Low-Duration Bond Fund	9.8%
GuideStone International Equity Index Fund	8.4%
GuideStone Global Bond Fund	5.5%
GuideStone Small Cap Equity Fund	2.2%
GuideStone Emerging Markets Equity Fund	2.1%
GuideStone Money Market Fund, 4.34%	1.8%
U.S. Treasury Inflationary Index Bonds 3.88%, 4/15/29	1.4%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000156358 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GIIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Index Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Index Fund (Institutional Class/GIIYX)	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the MSCI EAFE Index.
  The Institutional Class of the Fund returned 4.66%, net of fees, for the one-year period ended December 31, 2024, as compared to a return of 3.82% for the MSCI EAFE Index.  The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark gained 3.82% for the year. Among major foreign developed markets, Japan, the United Kingdom and Germany were the largest contributors to index returns, while France, Denmark and Switzerland were relative laggards. Sector performance was strongest in financials, industrials and communication services, while materials, consumer staples and energy were a drag on returns.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on June 1, 2015, compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
International Equity Index Fund (Institutional Class/GIIYX)	4.66%	4.47%	4.33%
MSCI EAFE Index	3.82%	4.73%	4.52%

Performance Inception Date	Jun. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,241,708,722
Holdings Count | Holding	602
Advisory Fees Paid, Amount	$ 1,184,494
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,241,708,722
Total number of portfolio holdings	602
Total advisory fees paid	$1,184,494
Portfolio turnover rate for the period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	21.5%
Industrials	16.2%
Health Care	11.3%
Consumer Discretionary	11.0%
Information Technology	8.0%
Consumer Staples	8.0%
Materials	5.5%
Communication Services	4.2%
Energy	3.8%
Utilities	3.0%
Real Estate	1.6%
Other*	7.0%
101.1%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
On May 1, 2024, the Fund terminated the expense cap for the Institutional Class.

Material Fund Change Expenses [Text Block]	On May 1, 2024, the Fund terminated the expense cap for the Institutional Class.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000236040 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GIIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Index Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
International Equity Index Fund (Investor Class/GIIZX)	$51	0.50%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 51	[5]
Expense Ratio, Percent	0.50%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the MSCI EAFE Index.
  The Investor Class of the Fund returned 4.28%, net of fees, for the one-year period ended December 31, 2024, as compared to a return of 3.82% for the MSCI EAFE Index. The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark gained 3.82% for the year. Among major foreign developed markets, Japan, the United Kingdom and Germany were the largest contributors to index returns, while France, Denmark and Switzerland were relative laggards. Sector performance was strongest in financials, industrials and communication services, while materials, consumer staples and energy were a drag on returns.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on April 29, 2022, compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
International Equity Index Fund (Investor Class/GIIZX)	4.28%	6.91%
MSCI EAFE Index	3.82%	6.84%

Performance Inception Date	Apr. 29, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,241,708,722
Holdings Count | Holding	602
Advisory Fees Paid, Amount	$ 1,184,494
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,241,708,722
Total number of portfolio holdings	602
Total advisory fees paid	$1,184,494
Portfolio turnover rate for the period	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	21.5%
Industrials	16.2%
Health Care	11.3%
Consumer Discretionary	11.0%
Information Technology	8.0%
Consumer Staples	8.0%
Materials	5.5%
Communication Services	4.2%
Energy	3.8%
Utilities	3.0%
Real Estate	1.6%
Other*	7.0%
101.1%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000237794 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GEIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Growth Equity Index Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Growth Equity Index Fund (Institutional Class/GEIYX)	$27	0.23%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 27	[6]
Expense Ratio, Percent	0.23%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the Russell 1000® Growth Index.
  The Institutional Class of the Fund returned 33.02%, net of fees, for the one-year period ended December 31, 2024, as compared to a return of 33.36% for the Russell 1000® Growth Index.  The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark gained over 30% as eight of 11 sectors were double-digit performers. Returns for the benchmark were extraordinarily concentrated as the top 10 issuer weights in the index accounted for approximately 80% of the index return.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on August 31, 2022, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Growth Equity Index Fund (Institutional Class/GEIYX)	33.02%	26.90%
Russell 1000® Index#	24.51%	20.07%
Russell 1000® Growth Index	33.36%	27.23%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Performance Inception Date	Aug. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 294,758,043
Holdings Count | Holding	348
Advisory Fees Paid, Amount	$ 244,328
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$294,758,043
Total number of portfolio holdings	348
Total advisory fees paid	$244,328
Portfolio turnover rate for the period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
On May 1, 2024, the Fund's expense cap increased from 0.20% to 0.25%.

Material Fund Change Expenses [Text Block]	On May 1, 2024, the Fund's expense cap increased from 0.20% to 0.25%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000237793 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GEIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Growth Equity Index Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Growth Equity Index Fund (Investor Class/GEIZX)	$57	0.49%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 57	[7]
Expense Ratio, Percent	0.49%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the Russell 1000® Growth Index.
  The Investor Class of the Fund returned 32.66%, net of fees, for the one-year period ended December 31, 2024, as compared to a return of 33.36% for the Russell 1000® Growth Index. The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark gained over 30% as eight of 11 sectors were double-digit performers. Returns for the benchmark were extraordinarily concentrated as the top 10 issuer weights in the index accounted for approximately 80% of the index return.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on August 31, 2022, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Growth Equity Index Fund (Investor Class/GEIZX)	32.66%	26.55%
Russell 1000® Index#	24.51%	20.07%
Russell 1000® Growth Index	33.36%	27.23%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Performance Inception Date	Aug. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 294,758,043
Holdings Count | Holding	348
Advisory Fees Paid, Amount	$ 244,328
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$294,758,043
Total number of portfolio holdings	348
Total advisory fees paid	$244,328
Portfolio turnover rate for the period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
On May 1, 2024, the Fund's expense cap increased from 0.47% to 0.50%.

Material Fund Change Expenses [Text Block]	On May 1, 2024, the Fund's expense cap increased from 0.47% to 0.50%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003099 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GGEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Growth Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Institutional Class/GGEYX)	$75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its benchmark, the Russell 1000® Growth Index, for the one-year period ended December 31, 2024 (30.39% (net of fees) versus 33.36%).
  Large capitalization growth stocks significantly outperformed large capitalization value stocks during 2024, as the market continued to reward mega capitalization stocks, which accounted for a large portion of the performance of the benchmark index. This created a significant hurdle for active management as growth managers that were underweight in these particular stocks most likely experienced underperformance for the year.
  The Fund had a modest underweight to the technology sector and a modest overweight to the communication services sector. Security selection within the industrials sector detracted from benchmark-relative performance, while security selection within the consumer discretionary sector benefited benchmark-relative returns during the year.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Growth Equity Fund (Institutional Class/GGEYX)	30.39%	14.18%	13.88%
Russell 1000® Index#	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,770,555,023
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 10,317,604
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,770,555,023
Total number of portfolio holdings	123
Total advisory fees paid	$10,317,604
Portfolio turnover rate for the period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Effective December 1, 2024, the overall management fee decreased by 0.01% to 0.61%.

Material Fund Change Expenses [Text Block]	Effective December 1, 2024, the overall management fee decreased by 0.01% to 0.61%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003100 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Equity Fund
Class Name	INVESTOR
Trading Symbol	GGEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Growth Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Investor Class/GGEZX)	$105	0.91%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the Russell 1000® Growth Index, for the one-year period ended December 31, 2024 (30.05% (net of fees) versus 33.36%).
  Large capitalization growth stocks significantly outperformed large capitalization value stocks during 2024, as the market continued to reward mega capitalization stocks, which accounted for a large portion of the performance of the benchmark index. This created a significant hurdle for active management as growth managers that were underweight in these particular stocks most likely experienced underperformance for the year.
  The Fund had a modest underweight to the technology sector and a modest overweight to the communication services sector. Security selection within the industrials sector detracted from benchmark-relative performance, while security selection within the consumer discretionary sector benefited benchmark-relative returns during the year.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Growth Equity Fund (Investor Class/GGEZX)	30.05%	13.88%	13.58%
Russell 1000® Index#	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,770,555,023
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 10,317,604
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,770,555,023
Total number of portfolio holdings	123
Total advisory fees paid	$10,317,604
Portfolio turnover rate for the period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Effective December 1, 2024, the overall management fee decreased by 0.01% to 0.61%.

Material Fund Change Expenses [Text Block]	Effective December 1, 2024, the overall management fee decreased by 0.01% to 0.61%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000169229 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GBAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Balanced Allocation Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Institutional Class/GBAYX)	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  In 2024, the Institutional Class of the Fund underperformed its composite benchmark of 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index and 16.00% MSCI ACWI (All Country World Index) ex USA Index (8.59% (net of fees) versus 9.58%).
  In general, equities outperformed fixed income, and U.S. equity outperformed non-U.S. equity for the year. Within fixed income, shorter duration bonds outperformed longer duration bonds, as interest rates rose across most of the curve.
  Notable contribution to performance within the Fund was derived from exposure to large capitalization U.S. equities, with the S&P 500® Index up 25.02% for the year. U.S. large capitalization growth stocks had a particularly strong year, with the Russell 1000® Growth Index up 33.36%, and the Growth Equity Fund was the largest contributor to Fund performance.
  Also in 2024, U.S. small capitalization equities, emerging markets equities and developed ex-U.S. equities posted positive returns, with the Russell 2000® Index up 11.54%, the MSCI Emerging Markets Index up 7.50% and the MSCI EAFE Index up 3.82%, respectively. Exposure to equites was additive in absolute terms across regions.
  In 2024, the Fund utilized exchange-listed equity index and treasury futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a negative impact on Fund performance for the year on an absolute basis.
  The underweight to U.S. large capitalization equities was a detractor, as U.S. large capitalization equities returned over 20% and was one of the strongest asset classes in 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on November 23, 2015, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
*The composite benchmark is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index and 16.00% MSCI ACWI (All Country World Index) ex USA Index.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Balanced Allocation Fund (Institutional Class/GBAYX)	8.59%	4.23%	5.56%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	10.15%
Composite Benchmark*	9.58%	5.57%	6.45%
*The composite benchmark is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index and 16.00% MSCI ACWI (All Country World Index) ex USA Index.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Performance Inception Date	Nov. 23, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,263,863,487
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,269,496
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,263,863,487
Total number of portfolio holdings	16
Total advisory fees paid	$1,269,496
Portfolio turnover rate for the period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.0%
GuideStone Defensive Market Strategies® Fund	10.5%
GuideStone International Equity Fund	10.1%
GuideStone Global Bond Fund	8.0%
GuideStone Value Equity Fund	7.8%
GuideStone Growth Equity Fund	7.7%
GuideStone Emerging Markets Equity Fund	4.3%
GuideStone Low-Duration Bond Fund	4.0%
GuideStone Strategic Alternatives Fund	4.0%
GuideStone Value Equity Index Fund	2.6%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.0%
GuideStone Defensive Market Strategies® Fund	10.5%
GuideStone International Equity Fund	10.1%
GuideStone Global Bond Fund	8.0%
GuideStone Value Equity Fund	7.8%
GuideStone Growth Equity Fund	7.7%
GuideStone Emerging Markets Equity Fund	4.3%
GuideStone Low-Duration Bond Fund	4.0%
GuideStone Strategic Alternatives Fund	4.0%
GuideStone Value Equity Index Fund	2.6%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003111 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Allocation Fund
Class Name	INVESTOR
Trading Symbol	GGIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Balanced Allocation Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Investor Class/GGIZX)	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  In 2024, the Investor Class of the Fund underperformed its composite benchmark of 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index and 16.00% MSCI ACWI (All Country World Index) ex USA Index (8.32% (net of fees) versus 9.58%).
  In general, equities outperformed fixed income, and U.S. equity outperformed non-U.S. equity for the year. Within fixed income, shorter duration bonds outperformed longer duration bonds, as interest rates rose across most of the curve.
  Notable contribution to performance within the Fund was derived from exposure to large capitalization U.S. equities, with the S&P 500® Index up 25.02% for the year. U.S. large capitalization growth stocks had a particularly strong year, with the Russell 1000® Growth Index up 33.36%, and the Growth Equity Fund was the largest contributor to Fund performance.
  Also in 2024, U.S. small capitalization equities, emerging markets equities and developed ex-U.S. equities posted positive returns, with the Russell 2000® Index up 11.54%, the MSCI Emerging Markets Index up 7.50% and the MSCI EAFE Index up 3.82%, respectively. Exposure to equites was additive in absolute terms across regions.
  In 2024, the Fund utilized exchange-listed equity index and treasury futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a negative impact on Fund performance for the year on an absolute basis.
  The underweight to U.S. large capitalization equities was a detractor, as U.S. large capitalization equities returned over 20% and was one of the strongest asset classes in 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
*The composite benchmark is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index and 16.00% MSCI ACWI (All Country World Index) ex USA Index.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Balanced Allocation Fund (Investor Class/GGIZX)	8.32%	3.98%	4.64%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	9.23%
Composite Benchmark*	9.58%	5.57%	5.82%
*The composite benchmark is 43.50% Bloomberg US Aggregate Bond Index, 4.00% Bloomberg US Treasury Bills: 1-3 Months Index, 34.50% Russell 3000® Index, 2.00% FTSE EPRA Nareit Developed Index and 16.00% MSCI ACWI (All Country World Index) ex USA Index.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,263,863,487
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,269,496
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,263,863,487
Total number of portfolio holdings	16
Total advisory fees paid	$1,269,496
Portfolio turnover rate for the period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.0%
GuideStone Defensive Market Strategies® Fund	10.5%
GuideStone International Equity Fund	10.1%
GuideStone Global Bond Fund	8.0%
GuideStone Value Equity Fund	7.8%
GuideStone Growth Equity Fund	7.7%
GuideStone Emerging Markets Equity Fund	4.3%
GuideStone Low-Duration Bond Fund	4.0%
GuideStone Strategic Alternatives Fund	4.0%
GuideStone Value Equity Index Fund	2.6%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.0%
GuideStone Defensive Market Strategies® Fund	10.5%
GuideStone International Equity Fund	10.1%
GuideStone Global Bond Fund	8.0%
GuideStone Value Equity Fund	7.8%
GuideStone Growth Equity Fund	7.7%
GuideStone Emerging Markets Equity Fund	4.3%
GuideStone Low-Duration Bond Fund	4.0%
GuideStone Strategic Alternatives Fund	4.0%
GuideStone Value Equity Index Fund	2.6%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003124 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Money Market Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Institutional Class/GMYXX)	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its benchmark, the Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2024 (5.19% (net of fees) versus 5.32%).
  The Fund is a government money market fund and invested no less than 99.5% of its total assets in eligible government money market fund securities. The Fund maintained a stable per share price of $1.00, while declaring dividends daily and paying them monthly based on its daily value. Underperformance relative to the benchmark index was primarily a function of the expenses of the Fund.
  After a multi-year rate hike cycle, the Federal Reserve (“Fed”) decreased the target range of the federal funds rate to 4.25% from 4.50% as of the end of the year. The Fed’s target range peaked at 5.25% to 5.50% in 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Money Market Fund (Institutional Class/GMYXX)	5.19%	2.40%	1.69%
Bloomberg US Treasury Bills: 1-3 Months Index	5.32%	2.49%	1.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,932,719,306
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,817,799
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,932,719,306
Total number of portfolio holdings	98
Total advisory fees paid	$1,817,799

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. MATURITY TABLE
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003125 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	INVESTOR
Trading Symbol	GMZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Money Market Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Investor Class/GMZXX)	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2024 (4.90% (net of fees) versus 5.32%).
  The Fund is a government money market fund and invested no less than 99.5% of its total assets in eligible government money market fund securities. The Fund maintained a stable per share price of $1.00, while declaring dividends daily and paying them monthly based on its daily value. Underperformance relative to the benchmark index was primarily a function of the expenses of the Fund.
  After a multi-year rate hike cycle, the Federal Reserve (“Fed”) decreased the target range of the federal funds rate to 4.25% from 4.50% as of the end of the year. The Fed’s target range peaked at 5.25% to 5.50% in 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Money Market Fund (Investor Class/GMZXX)	4.90%	2.22%	1.50%
Bloomberg US Treasury Bills: 1-3 Months Index	5.32%	2.49%	1.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,932,719,306
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,817,799
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,932,719,306
Total number of portfolio holdings	98
Total advisory fees paid	$1,817,799

Holdings [Text Block]	Graphical Representation of Holdings The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. MATURITY TABLE
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000169228 [Member]
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GCAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Conservative Allocation Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Institutional Class/GCAYX)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  In 2024, the Institutional Class of the Fund underperformed its composite benchmark of 49.00% Bloomberg US Treasury 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index and 8.00% MSCI ACWI (All Country World Index) ex USA Index (6.96% (net of fees) versus 7.74%).
  In general, equities outperformed fixed income, and U.S. equity outperformed non-U.S. equity for the year. Within fixed income, shorter duration bonds outperformed longer duration bonds, as interest rates rose across most of the curve.
  Notable contributors to performance within the Fund included exposures to U.S. equities and short duration bonds. The Fund’s largest fixed income exposure, the Low-Duration Bond Fund, had a strong year in absolute terms and was additive to Fund performance.
  In 2024, the Fund utilized exchange-listed equity index and treasury futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
  The underweight to U.S. large capitalization equities was a detractor, as U.S. large capitalization equities returned over 20% and was one of the strongest asset classes in 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on November 23, 2015, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
*The composite benchmark is 49.00% Bloomberg US Treasury 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index and 8.00% MSCI ACWI (All Country World Index) ex USA Index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Conservative Allocation Fund (Institutional Class/GCAYX)	6.96%	3.23%	3.97%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.40%
Composite Benchmark*	7.74%	4.21%	4.62%
*The composite benchmark is 49.00% Bloomberg US Treasury 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index and 8.00% MSCI ACWI (All Country World Index) ex USA Index.

Performance Inception Date	Nov. 23, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 406,168,088
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 418,375
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$406,168,088
Total number of portfolio holdings	16
Total advisory fees paid	$418,375
Portfolio turnover rate for the period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Low-Duration Bond Fund	44.8%
GuideStone Medium-Duration Bond Fund	12.0%
GuideStone Defensive Market Strategies® Fund	7.6%
GuideStone International Equity Fund	5.2%
GuideStone Strategic Alternatives Fund	4.9%
GuideStone Value Equity Fund	4.1%
GuideStone Growth Equity Fund	4.0%
GuideStone Impact Bond Fund	3.9%
GuideStone Global Bond Fund	3.0%
GuideStone Emerging Markets Equity Fund	2.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Low-Duration Bond Fund	44.8%
GuideStone Medium-Duration Bond Fund	12.0%
GuideStone Defensive Market Strategies® Fund	7.6%
GuideStone International Equity Fund	5.2%
GuideStone Strategic Alternatives Fund	4.9%
GuideStone Value Equity Fund	4.1%
GuideStone Growth Equity Fund	4.0%
GuideStone Impact Bond Fund	3.9%
GuideStone Global Bond Fund	3.0%
GuideStone Emerging Markets Equity Fund	2.2%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003076 [Member]
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	INVESTOR
Trading Symbol	GFIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Conservative Allocation Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Investor Class/GFIZX)	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  In 2024, the Investor Class of the Fund underperformed its composite benchmark of 49.00% Bloomberg US Treasury 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index and 8.00% MSCI ACWI (All Country World Index) ex USA Index (6.68% (net of fees) versus 7.74%).
  In general, equities outperformed fixed income, and U.S. equity outperformed non-U.S. equity for the year. Within fixed income, shorter duration bonds outperformed longer duration bonds, as interest rates rose across most of the curve.
  Notable contributors to performance within the Fund included exposures to U.S. equities and short duration bonds. The Fund’s largest fixed income exposure, the Low-Duration Bond Fund, had a strong year in absolute terms and was additive to Fund performance.
  In 2024, the Fund utilized exchange-listed equity index and treasury futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
  The underweight to U.S. large capitalization equities was a detractor, as U.S. large capitalization equities returned over 20% and was one of the strongest asset classes in 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
*The composite benchmark is 49.00% Bloomberg US Treasury 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index and 8.00% MSCI ACWI (All Country World Index) ex USA Index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Conservative Allocation Fund (Investor Class/GFIZX)	6.68%	2.97%	3.30%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Composite Benchmark*	7.74%	4.21%	4.21%
*The composite benchmark is 49.00% Bloomberg US Treasury 1-3 Year Index, 16.00% Bloomberg US Aggregate Bond Index, 5.00% Bloomberg US Treasury Bills: 1-3 Months Index, 21.00% Russell 3000® Index, 1.00% FTSE EPRA Nareit Developed Index and 8.00% MSCI ACWI (All Country World Index) ex USA Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 406,168,088
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 418,375
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$406,168,088
Total number of portfolio holdings	16
Total advisory fees paid	$418,375
Portfolio turnover rate for the period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Low-Duration Bond Fund	44.8%
GuideStone Medium-Duration Bond Fund	12.0%
GuideStone Defensive Market Strategies® Fund	7.6%
GuideStone International Equity Fund	5.2%
GuideStone Strategic Alternatives Fund	4.9%
GuideStone Value Equity Fund	4.1%
GuideStone Growth Equity Fund	4.0%
GuideStone Impact Bond Fund	3.9%
GuideStone Global Bond Fund	3.0%
GuideStone Emerging Markets Equity Fund	2.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Low-Duration Bond Fund	44.8%
GuideStone Medium-Duration Bond Fund	12.0%
GuideStone Defensive Market Strategies® Fund	7.6%
GuideStone International Equity Fund	5.2%
GuideStone Strategic Alternatives Fund	4.9%
GuideStone Value Equity Fund	4.1%
GuideStone Growth Equity Fund	4.0%
GuideStone Impact Bond Fund	3.9%
GuideStone Global Bond Fund	3.0%
GuideStone Emerging Markets Equity Fund	2.2%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003091 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GEQYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equity Index Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Institutional Class/GEQYX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the S&P 500® Index.
  The Institutional Class of the Fund returned 24.87%, net of fees, for the one-year period ended December 31, 2024, as compared to a return of 25.02% for the S&P 500® Index. The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark logged its second consecutive year of over 20% performance. Returns were driven by large capitalization names, fueled by strong earnings, optimism around artificial intelligence and potential deregulation under the incoming administration.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Index Fund (Institutional Class/GEQYX)	24.87%	14.26%	12.98%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 4,600,076,413
Holdings Count | Holding	489
Advisory Fees Paid, Amount	$ 3,706,467
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$4,600,076,413
Total number of portfolio holdings	489
Total advisory fees paid	$3,706,467
Portfolio turnover rate for the period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003092 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GEQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equity Index Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Investor Class/GEQZX)	$44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the S&P 500® Index.
  The Investor Class of the Fund returned 24.53%, net of fees, for the one-year period ended December 31, 2024, as compared to a return of 25.02% for the S&P 500® Index. The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark logged its second consecutive year of over 20% performance. Returns were driven by large capitalization names, fueled by strong earnings, optimism around artificial intelligence and potential deregulation under the incoming administration.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Index Fund (Investor Class/GEQZX)	24.53%	13.95%	12.68%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 4,600,076,413
Holdings Count | Holding	489
Advisory Fees Paid, Amount	$ 3,706,467
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$4,600,076,413
Total number of portfolio holdings	489
Total advisory fees paid	$3,706,467
Portfolio turnover rate for the period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003103 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GSCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Institutional Class/GSCYX)	$98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its benchmark, the Russell 2000® Index, for the one-year period ended December 31, 2024 (10.58% (net of fees) versus 11.54%).
  The Fund maintained an allocation across all sectors, with a modest overweight to the technology and financials sectors and modest underweight to the health care sector.
  Small capitalization stocks underperformed large capitalization stocks but still generated double-digit returns during a period where all sectors posted positive returns, with the exception of the energy sector.
  Security selection within the technology and consumer discretionary sectors was the primary detractor from benchmark-relative returns, while the overweight exposure and security selection within the financials sector contributed to benchmark-relative returns for the one-year period.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. In addition, the Fund used currency forwards to hedge modest foreign currency exposure back to the U.S. dollar. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Equity Fund (Institutional Class/GSCYX)	10.58%	8.89%	7.77%
Russell 3000® Index#	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 854,936,806
Holdings Count | Holding	616
Advisory Fees Paid, Amount	$ 6,826,121
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$854,936,806
Total number of portfolio holdings	616
Total advisory fees paid	$6,826,121
Portfolio turnover rate for the period	66%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003104 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Equity Fund
Class Name	INVESTOR
Trading Symbol	GSCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Investor Class/GSCZX)	$127	1.21%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the Russell 2000® Index, for the one-year period ended December 31, 2024 (10.32% (net of fees) versus 11.54%).
  Small capitalization stocks underperformed large capitalization stocks but still generated double-digit returns during a period where all sectors posted positive returns, with the exception of the energy sector.
  The Fund maintained an allocation across all sectors, with a modest overweight to the technology and financials sectors and modest underweight to the health care sector.
  Security selection within the technology and consumer discretionary sectors was the primary detractor from benchmark-relative returns, while the overweight exposure and security selection within the financials sector contributed to benchmark-relative returns for the one-year period.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. In addition, the Fund used currency forwards to hedge modest foreign currency exposure back to the U.S. dollar. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Equity Fund (Investor Class/GSCZX)	10.32%	8.60%	7.49%
Russell 3000® Index#	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 854,936,806
Holdings Count | Holding	616
Advisory Fees Paid, Amount	$ 6,826,121
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$854,936,806
Total number of portfolio holdings	616
Total advisory fees paid	$6,826,121
Portfolio turnover rate for the period	66%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000158247 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	INSTITUTIONAL
Trading Symbol	GREYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Real Estate Securities Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Institutional Class/GREYX)	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund provides exposure to real estate by investing in equity securities of real estate investment trusts (“REITs”) and other real estate related companies. The Fund was diversified among property sectors and geographical locations.
  Global real estate securities underperformed their global equity counterparts during the year. The Institutional Class of the Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index, for the one-year period ended December 31, 2024 (3.09% (net of fees) versus 0.94%).
  Stock selection within the United States and Japan was the primary contributor to benchmark relative returns in 2024. Stock selection within the office and diversified property sectors was also particularly strong.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2015, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Global Real Estate Securities Fund (Institutional Class/GREYX)	3.09%	1.17%	3.77%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	8.97%
FTSE EPRA Nareit Developed Index	0.94%	-1.00%	2.06%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 283,949,522
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 1,762,055
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$283,949,522
Total number of portfolio holdings	152
Total advisory fees paid	$1,762,055
Portfolio turnover rate for the period	153%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Real Estate	95.8%
Health Care	0.9%
Information Technology	0.1%
Other*	5.1%
101.9%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Effective December 1, 2024, the overall management fee increased by 0.03% to 0.71%.

Material Fund Change Expenses [Text Block]	Effective December 1, 2024, the overall management fee increased by 0.03% to 0.71%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000039453 [Member]
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	INVESTOR
Trading Symbol	GREZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Real Estate Securities Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Investor Class/GREZX)	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund provides exposure to real estate by investing in equity securities of real estate investment trusts (“REITs”) and other real estate related companies. The Fund was diversified among property sectors and geographical locations.
  Global real estate securities underperformed their global equity counterparts during the year. The Investor Class of the Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index, for the one-year period ended December 31, 2024 (2.87% (net of fees) versus 0.94%).
  Stock selection within the United States and Japan was the primary contributor to benchmark relative returns in 2024. Stock selection within the office and diversified property sectors was also particularly strong.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Real Estate Securities Fund (Investor Class/GREZX)	2.87%	0.88%	3.61%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	9.23%
FTSE EPRA Nareit Developed Index	0.94%	-1.00%	2.23%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 283,949,522
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 1,762,055
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$283,949,522
Total number of portfolio holdings	152
Total advisory fees paid	$1,762,055
Portfolio turnover rate for the period	153%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Real Estate	95.8%
Health Care	0.9%
Information Technology	0.1%
Other*	5.1%
101.9%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Effective December 1, 2024, the overall management fee increased by 0.03% to 0.71%

Material Fund Change Expenses [Text Block]	Effective December 1, 2024, the overall management fee increased by 0.03% to 0.71%
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000129313 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GEMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Emerging Markets Equity Fund (Institutional Class/GEMYX)	$111	1.07%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 111	[8]
Expense Ratio, Percent	1.07%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the MSCI Emerging Markets Index, for the one-year period ended December 31, 2024 (8.23% (net of fees) versus 7.50%).
  The Fund’s portfolio is diversified across regions and among a large number of companies across different industries and economic sectors. On a sector basis, stock selection within consumer discretionary, information technology and communication services sectors were additive, but stock selection within the real estate and health care sectors weighed on relative returns.
  Mexico and Brazil were the leading regional components that weighed on returns for the year. Both countries faced political challenges, with concerns over potential large tariffs impacting Mexico in particular.
  The Fund utilized derivatives to express active views in currency and country selections. These derivative positions primarily included currency forward contracts, stock index futures and total return swaps. Overall, derivative exposure was additive to performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Institutional Class/GEMYX)	8.23%	2.53%	3.08%
MSCI ACWI (All Country World Index) ex USA Index#	5.53%	4.10%	4.80%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 749,862,904
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 6,183,784
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$749,862,904
Total number of portfolio holdings	424
Total advisory fees paid	$6,183,784
Portfolio turnover rate for the period	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Information Technology	25.6%
Financials	25.1%
Consumer Discretionary	13.7%
Communication Services	8.4%
Consumer Staples	5.8%
Industrials	4.9%
Materials	3.2%
Real Estate	2.0%
Energy	1.8%
Health Care	1.5%
Utilities	0.8%
Other*	5.5%
98.3%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
On May 1, 2024, the Fund introduced an expense cap of 1.06% for the Institutional Class.

Material Fund Change Expenses [Text Block]	On May 1, 2024, the Fund introduced an expense cap of 1.06% for the Institutional Class.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000129314 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	INVESTOR
Trading Symbol	GEMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Emerging Markets Equity Fund (Investor Class/GEMZX)	$138	1.33%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 138	[9]
Expense Ratio, Percent	1.33%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund outperformed its benchmark, the MSCI Emerging Markets Index, for the one-year period ended December 31, 2024 (7.99% (net of fees) versus 7.50%).
  Mexico and Brazil were the leading regional components that weighed on returns for the year. Both countries faced political challenges, with concerns over potential large tariffs impacting Mexico in particular.
  The Fund’s portfolio is diversified across regions and among a large number of companies across different industries and economic sectors. On a sector basis, stock selection within consumer discretionary, information technology and communication services sectors were additive, but stock selection within real estate and health care sectors weighed on relative returns.
  The Fund utilized certain derivatives to express active views in currency and country selections. These derivative positions primarily included currency forward contracts, stock index futures and total return swaps. Overall, derivative exposure was additive to performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Equity Fund (Investor Class/GEMZX)	7.99%	2.20%	2.77%
MSCI ACWI (All Country World Index) ex USA Index#	5.53%	4.10%	4.80%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 749,862,904
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 6,183,784
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$749,862,904
Total number of portfolio holdings	424
Total advisory fees paid	$6,183,784
Portfolio turnover rate for the period	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Information Technology	25.6%
Financials	25.1%
Consumer Discretionary	13.7%
Communication Services	8.4%
Consumer Staples	5.8%
Industrials	4.9%
Materials	3.2%
Real Estate	2.0%
Energy	1.8%
Health Care	1.5%
Utilities	0.8%
Other*	5.5%
98.3%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
On May 1, 2024, the Fund introduced an expense cap of 1.31% for the Investor Class.

Material Fund Change Expenses [Text Block]	On May 1, 2024, the Fund introduced an expense cap of 1.31% for the Investor Class.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003079 [Member]
Shareholder Report [Line Items]
Fund Name	Low-Duration Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GLDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Low-Duration Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Institutional Class/GLDYX)	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the Bloomberg US Treasury 1-3 Year Index, for the one-year period ended December 31, 2024 (4.81% (net of fees) versus 4.03%).
  The U.S. economy remained strong in 2024, with risk assets outperforming once again. Despite this strength, the Federal Reserve (“Fed”) followed through with multiple rate cuts in the second half of 2024, a sign that members felt comfortable with the current trajectory of employment and most importantly, inflation trends. Rates ultimately ended the year higher given higher growth expectations and skepticism that inflation will come down to the Fed’s 2% target.
  Compared with its benchmark index, the Fund’s overweight allocation to investment grade corporate bonds and asset-backed securities were the biggest positive contributors to performance.  Security selection within investment grade corporate bonds was also additive.
  The Fund used derivatives to manage interest rate, credit and yield curve positioning. Overall, derivatives detracted from performance, primarily because derivatives added to the Fund’s duration and short-term rates ended the year higher despite the Fed lowering its target rate in the second half of 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Low-Duration Bond Fund (Institutional Class/GLDYX)	4.81%	1.70%	1.80%
Bloomberg US Aggregate Bond Index#	1.25%	-0.33%	1.35%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.35%	1.37%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 938,612,138
Holdings Count | Holding	1,061
Advisory Fees Paid, Amount	$ 2,636,488
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$938,612,138
Total number of portfolio holdings	1,061
Total advisory fees paid	$2,636,488
Portfolio turnover rate for the period	157%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003080 [Member]
Shareholder Report [Line Items]
Fund Name	Low-Duration Bond Fund
Class Name	INVESTOR
Trading Symbol	GLDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Low-Duration Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Investor Class/GLDZX)	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund outperformed its benchmark, the Bloomberg US Treasury 1-3 Year Index, for the one-year period ended December 31, 2024 (4.54% (net of fees) versus 4.03%).
  The U.S. economy remained strong in 2024, with risk assets outperforming once again.  Despite this strength, the Federal Reserve (“Fed”) followed through with multiple rate cuts in the second half of 2024, a sign that members felt comfortable with the current trajectory of employment and most importantly, inflation trends. Rates ultimately ended the year higher given higher growth expectations and skepticism that inflation will come down to the Fed’s 2% target.
  Compared with its benchmark index, the Fund’s overweight allocation to investment grade corporate bonds and asset-backed securities were the biggest positive contributors to performance. Security selection within investment grade corporate bonds was also additive.
  The Fund used derivatives to manage interest rate, credit and yield curve positioning. Overall, derivatives detracted from performance, primarily because derivatives added to the Fund’s duration and short-term rates ended the year higher despite the Fed lowering its target rate in the second half of 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Low-Duration Bond Fund (Investor Class/GLDZX)	4.54%	1.43%	1.53%
Bloomberg US Aggregate Bond Index#	1.25%	-0.33%	1.35%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.35%	1.37%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 938,612,138
Holdings Count | Holding	1,061
Advisory Fees Paid, Amount	$ 2,636,488
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$938,612,138
Total number of portfolio holdings	1,061
Total advisory fees paid	$2,636,488
Portfolio turnover rate for the period	157%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003095 [Member]
Shareholder Report [Line Items]
Fund Name	Value Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GVEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Institutional Class/GVEYX)	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the Russell 1000® Value Index, for the one-year period ended December 31, 2024 (16.12% (net of fees) versus 14.37%).
  Large capitalization value stocks significantly underperformed large capitalization growth stocks but still posted strong positive returns across many sectors in 2024, particularly financials, utilities and industrials.
  The Fund remained diversified, with a modest underweight to the industrials and real estate sectors and a modest overweight to the technology sector. Security selection within the technology and financials sectors was the primary contributor to benchmark-relative returns, while security selection within the consumer staples and health care sectors detracted from benchmark-relative returns during the year.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. In addition, the Fund used currency forwards to hedge modest foreign currency exposure back to the U.S. dollar. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Value Equity Fund (Institutional Class/GVEYX)	16.12%	9.47%	8.52%
Russell 1000® Index#	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,068,234,332
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 6,282,855
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,068,234,332
Total number of portfolio holdings	131
Total advisory fees paid	$6,282,855
Portfolio turnover rate for the period	62%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Effective December 1, 2024, the overall management fee decreased by 0.01% to 0.60%.
During the year, there were changes to the Fund's sub-advisers. In July 2024, The London Company of Virginia, LLC was terminated.

Material Fund Change Expenses [Text Block]	Effective December 1, 2024, the overall management fee decreased by 0.01% to 0.60%.
Material Fund Change Adviser [Text Block]	During the year, there were changes to the Fund's sub-advisers. In July 2024, The London Company of Virginia, LLC was terminated.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003096 [Member]
Shareholder Report [Line Items]
Fund Name	Value Equity Fund
Class Name	INVESTOR
Trading Symbol	GVEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Investor Class/GVEZX)	$98	0.91%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund outperformed its benchmark, the Russell 1000® Value Index, for the one-year period ended December 31, 2024 (15.86% (net of fees) versus 14.37%).
  Large capitalization value stocks significantly underperformed large capitalization growth stocks but still posted strong positive returns across many sectors in 2024, particularly financials, utilities and industrials.
  The Fund remained diversified, with a modest underweight to the industrials and real estate sectors and a modest overweight to the technology sector. Security selection within the technology and financials sectors was the primary contributor to benchmark-relative returns, while security selection within the consumer staples and health care sectors detracted from benchmark-relative returns during the year.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. In addition, the Fund used currency forwards to hedge modest foreign currency exposure back to the U.S. dollar. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Value Equity Fund (Investor Class/GVEZX)	15.86%	9.19%	8.24%
Russell 1000® Index#	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,068,234,332
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 6,282,855
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,068,234,332
Total number of portfolio holdings	131
Total advisory fees paid	$6,282,855
Portfolio turnover rate for the period	62%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
Effective December 1, 2024, the overall management fee decreased by 0.01% to 0.60%.
During the year, there were changes to the Fund's sub-advisers. In July 2024, The London Company of Virginia, LLC was terminated.

Material Fund Change Expenses [Text Block]	Effective December 1, 2024, the overall management fee decreased by 0.01% to 0.60%.
Material Fund Change Adviser [Text Block]	During the year, there were changes to the Fund's sub-advisers. In July 2024, The London Company of Virginia, LLC was terminated.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000185895 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2025 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2025 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2025 Fund (Institutional Class/GMWYX)	$8	0.08%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 8	[10]
Expense Ratio, Percent	0.08%	[10]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Institutional Class of the Fund generated a return of 9.17%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  The overweight to the Low-Duration Bond Fund was a detractor because low-duration fixed income only returned about 5%, significantly underperforming the other asset classes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2025 Fund (Institutional Class/GMWYX)	9.17%	5.09%	6.13%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	10.25%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.13%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.56%
Russell 3000® Index	23.81%	13.86%	13.78%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	5.16%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,925,813,740
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,561,365
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,925,813,740
Total number of portfolio holdings	30
Total advisory fees paid	$1,561,365
Portfolio turnover rate for the period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	30.8%
GuideStone Equity Index Fund	22.7%
GuideStone Defensive Market Strategies® Fund	13.3%
GuideStone International Equity Index Fund	10.5%
GuideStone Global Bond Fund	5.4%
GuideStone Low-Duration Bond Fund	4.0%
GuideStone Small Cap Equity Fund	2.7%
GuideStone Emerging Markets Equity Fund	2.6%
GuideStone Money Market Fund, 4.34%	1.4%
GuideStone Global Real Estate Securities Fund	1.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	30.8%
GuideStone Equity Index Fund	22.7%
GuideStone Defensive Market Strategies® Fund	13.3%
GuideStone International Equity Index Fund	10.5%
GuideStone Global Bond Fund	5.4%
GuideStone Low-Duration Bond Fund	4.0%
GuideStone Small Cap Equity Fund	2.7%
GuideStone Emerging Markets Equity Fund	2.6%
GuideStone Money Market Fund, 4.34%	1.4%
GuideStone Global Real Estate Securities Fund	1.1%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000039443 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2025 Fund
Class Name	INVESTOR
Trading Symbol	GMWZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2025 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2025 Fund (Investor Class/GMWZX)	$40	0.38%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 40	[11]
Expense Ratio, Percent	0.38%	[11]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Investor Class of the Fund generated a return of 8.86%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  The overweight to the Low-Duration Bond Fund was a detractor because low-duration fixed income only returned about 5%, significantly underperforming the other asset classes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2025 Fund (Investor Class/GMWZX)	8.86%	4.82%	5.54%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	9.23%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.38%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	4.80%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,925,813,740
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,561,365
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,925,813,740
Total number of portfolio holdings	30
Total advisory fees paid	$1,561,365
Portfolio turnover rate for the period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	30.8%
GuideStone Equity Index Fund	22.7%
GuideStone Defensive Market Strategies® Fund	13.3%
GuideStone International Equity Index Fund	10.5%
GuideStone Global Bond Fund	5.4%
GuideStone Low-Duration Bond Fund	4.0%
GuideStone Small Cap Equity Fund	2.7%
GuideStone Emerging Markets Equity Fund	2.6%
GuideStone Money Market Fund, 4.34%	1.4%
GuideStone Global Real Estate Securities Fund	1.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	30.8%
GuideStone Equity Index Fund	22.7%
GuideStone Defensive Market Strategies® Fund	13.3%
GuideStone International Equity Index Fund	10.5%
GuideStone Global Bond Fund	5.4%
GuideStone Low-Duration Bond Fund	4.0%
GuideStone Small Cap Equity Fund	2.7%
GuideStone Emerging Markets Equity Fund	2.6%
GuideStone Money Market Fund, 4.34%	1.4%
GuideStone Global Real Estate Securities Fund	1.1%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000158246 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	INSTITUTIONAL
Trading Symbol	GGBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Institutional Class/GGBEX)	$58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its composite benchmark index of 70% Bloomberg Global Aggregate Index-Unhedged, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index, for the one-year period ended December 31, 2024 (0.65% (net of fees) versus 1.12%).
  Compared with its benchmark index, the Fund’s underweight to emerging markets debt was the biggest detractor. The Fund was overweight U.S. mortgage-backed securities, which also detracted from performance. On the other hand, the Fund’s overweight to the U.S. dollar was a positive contributor to performance.
  Generally, global economic growth remained strong in 2024. Rate volatility also remained elevated as central banks across both developed and emerging markets economies began to cut interest rates.  Risk assets in global fixed income outperformed once again in 2024, with higher yielding sectors like emerging markets debt and European high yield bonds leading the way.
  The Fund used derivates to manage interest rate, credit, currency and yield curve positioning.  Overall, derivatives detracted from performance, primarily because derivatives added to the Fund’s U.S. duration exposure, and U.S. rates ended the year higher despite the Federal Reserve lowering its target rate in the second half of 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2015, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
*Composite benchmark is 70% Bloomberg Global Aggregate Index, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Global Bond Fund (Institutional Class/GGBEX)	0.65%	-1.00%	1.21%
Bloomberg Global Aggregate Index	-2.01%	-1.92%	2.08%
Composite Benchmark*	1.12%	-1.37%	1.20%
*Composite benchmark is 70% Bloomberg Global Aggregate Index, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 639,749,111
Holdings Count | Holding	1,583
Advisory Fees Paid, Amount	$ 2,813,294
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$639,749,111
Total number of portfolio holdings	1,583
Total advisory fees paid	$2,813,294
Portfolio turnover rate for the period	57%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000039452 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	INVESTOR
Trading Symbol	GGBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Investor Class/GGBFX)	$89	0.89%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its composite benchmark index of 70% Bloomberg Global Aggregate Index-Unhedged, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index, for the one-year period ended December 31, 2024 (0.40% (net of fees) versus 1.12%).
  Generally, global economic growth remained strong in 2024. Rate volatility also remained elevated as central banks across both developed and emerging markets economies began to cut interest rates. Risk assets in global fixed income outperformed once again in 2024, with higher yielding sectors like emerging markets debt and European high yield bonds leading the way.
  Compared with its benchmark index, the Fund’s underweight to emerging markets debt was the biggest detractor. The Fund was overweight U.S. mortgage-backed securities, which also detracted from performance. On the other hand, the Fund’s overweight to the U.S. dollar was a positive contributor to performance.
  The Fund used derivates to manage interest rate, credit, currency and yield curve positioning.  Overall, derivatives detracted from performance, primarily because derivatives added to the Fund’s U.S. duration exposure, and U.S. rates ended the year higher despite the Federal Reserve lowering its target rate in the second half of 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
*Composite benchmark is 70% Bloomberg Global Aggregate Index, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Bond Fund (Investor Class/GGBFX)	0.40%	-1.29%	1.07%
Bloomberg Global Aggregate Index	-2.01%	-1.92%	2.11%
Composite Benchmark*	1.12%	-1.37%	1.29%
*Composite benchmark is 70% Bloomberg Global Aggregate Index, 15% J.P. Morgan Emerging Markets Bond Index (EMBI) Plus and 15% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 639,749,111
Holdings Count | Holding	1,583
Advisory Fees Paid, Amount	$ 2,813,294
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$639,749,111
Total number of portfolio holdings	1,583
Total advisory fees paid	$2,813,294
Portfolio turnover rate for the period	57%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000185896 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2035 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2035 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2035 Fund (Institutional Class/GMHYX)	$10	0.09%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 10	[12]
Expense Ratio, Percent	0.09%	[12]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Institutional Class of the Fund generated a return of 11.83%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
  The overweight to the Low-Duration Bond Fund was a detractor because low-duration fixed income only returned about 5%, significantly underperforming the other asset classes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2035 Fund (Institutional Class/GMHYX)	11.83%	6.89%	7.80%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	10.25%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.13%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.56%
Russell 3000® Index	23.81%	13.86%	13.78%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	5.16%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,963,549,024
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,562,728
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,963,549,024
Total number of portfolio holdings	11
Total advisory fees paid	$1,562,728
Portfolio turnover rate for the period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	34.3%
GuideStone Medium-Duration Bond Fund	21.8%
GuideStone International Equity Index Fund	16.1%
GuideStone Defensive Market Strategies® Fund	10.6%
GuideStone Global Bond Fund	5.4%
GuideStone Small Cap Equity Fund	4.1%
GuideStone Emerging Markets Equity Fund	4.0%
GuideStone Global Real Estate Securities Fund	1.4%
GuideStone Money Market Fund, 4.34%	1.3%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	34.3%
GuideStone Medium-Duration Bond Fund	21.8%
GuideStone International Equity Index Fund	16.1%
GuideStone Defensive Market Strategies® Fund	10.6%
GuideStone Global Bond Fund	5.4%
GuideStone Small Cap Equity Fund	4.1%
GuideStone Emerging Markets Equity Fund	4.0%
GuideStone Global Real Estate Securities Fund	1.4%
GuideStone Money Market Fund, 4.34%	1.3%
GuideStone Strategic Alternatives Fund	1.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000039446 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2035 Fund
Class Name	INVESTOR
Trading Symbol	GMHZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2035 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2035 Fund (Investor Class/GMHZX)	$40	0.38%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 40	[13]
Expense Ratio, Percent	0.38%	[13]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Investor Class of the Fund generated a return of 11.46%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
  The overweight to the Low-Duration Bond Fund was a detractor because low-duration fixed income only returned about 5%, significantly underperforming the other asset classes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2035 Fund (Investor Class/GMHZX)	11.46%	6.60%	6.78%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	9.23%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.38%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	4.80%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,963,549,024
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,562,728
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,963,549,024
Total number of portfolio holdings	11
Total advisory fees paid	$1,562,728
Portfolio turnover rate for the period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	34.3%
GuideStone Medium-Duration Bond Fund	21.8%
GuideStone International Equity Index Fund	16.1%
GuideStone Defensive Market Strategies® Fund	10.6%
GuideStone Global Bond Fund	5.4%
GuideStone Small Cap Equity Fund	4.1%
GuideStone Emerging Markets Equity Fund	4.0%
GuideStone Global Real Estate Securities Fund	1.4%
GuideStone Money Market Fund, 4.34%	1.3%
GuideStone Strategic Alternatives Fund	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	34.3%
GuideStone Medium-Duration Bond Fund	21.8%
GuideStone International Equity Index Fund	16.1%
GuideStone Defensive Market Strategies® Fund	10.6%
GuideStone Global Bond Fund	5.4%
GuideStone Small Cap Equity Fund	4.1%
GuideStone Emerging Markets Equity Fund	4.0%
GuideStone Global Real Estate Securities Fund	1.4%
GuideStone Money Market Fund, 4.34%	1.3%
GuideStone Strategic Alternatives Fund	1.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000237792 [Member]
Shareholder Report [Line Items]
Fund Name	Value Equity Index Fund
Class Name	INSTITUTIONAL
Trading Symbol	GVIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Value Equity Index Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Value Equity Index Fund (Institutional Class/GVIYX)	$25	0.23%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 25	[14]
Expense Ratio, Percent	0.23%	[14]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the Russell 1000® Value Index.
  The Institutional Class of the Fund returned 14.31%, net of fees, for the one-year period ended December 31, 2024, as compared to the return of 14.37% for the Russell 1000® Value Index. The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark generated a strong double-digit return as most sectors posted positive returns.  The financials sector gained over 30% and was the standout performer, while health care and materials finished in negative territory.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on August 31, 2022, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Value Equity Index Fund (Institutional Class/GVIYX)	14.31%	12.06%
Russell 1000® Index#	24.51%	20.07%
Russell 1000® Value Index	14.37%	12.15%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Performance Inception Date	Aug. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 188,216,931
Holdings Count | Holding	807
Advisory Fees Paid, Amount	$ 119,229
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$188,216,931
Total number of portfolio holdings	807
Total advisory fees paid	$119,229
Portfolio turnover rate for the period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
On May 1, 2024, the Fund's expense cap increased from 0.20% to 0.25%.

Material Fund Change Expenses [Text Block]	On May 1, 2024, the Fund's expense cap increased from 0.20% to 0.25%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000237791 [Member]
Shareholder Report [Line Items]
Fund Name	Value Equity Index Fund
Class Name	INVESTOR
Trading Symbol	GVIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Value Equity Index Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Value Equity Index Fund (Investor Class/GVIZX)	$52	0.49%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 52	[15]
Expense Ratio, Percent	0.49%	[15]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund was passively managed and attempted to replicate the performance of its benchmark, the Russell 1000® Value Index.
  The Investor Class of the Fund returned 14.04%, net of fees, for the one-year period ended December 31, 2024, as compared to the return of 14.37% for the Russell 1000® Value Index. The return differential was primarily a result of the faith-based investment restrictions and expenses of the Fund.
  The benchmark generated a strong double-digit return as most sectors posted positive returns. The financials sector gained over 30% and was the standout performer, while health care and materials finished in negative territory.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on August 31, 2022, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Value Equity Index Fund (Investor Class/GVIZX)	14.04%	11.75%
Russell 1000® Index#	24.51%	20.07%
Russell 1000® Value Index	14.37%	12.15%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Performance Inception Date	Aug. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 188,216,931
Holdings Count | Holding	807
Advisory Fees Paid, Amount	$ 119,229
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$188,216,931
Total number of portfolio holdings	807
Total advisory fees paid	$119,229
Portfolio turnover rate for the period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
On May 1, 2024, the Fund's expense cap increased from 0.47% to 0.50%.

Material Fund Change Expenses [Text Block]	On May 1, 2024, the Fund's expense cap increased from 0.47% to 0.50%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000240566 [Member]
Shareholder Report [Line Items]
Fund Name	Impact Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impact Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Impact Equity Fund (Institutional Class/GMEYX)	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its benchmark, the MSCI ACWI (All Country World Index) Growth Index, for the one-year period ended December 31, 2024 (10.44% (net of fees) versus 24.23%).
  On a sector basis, stock selection within the information technology, communication services and the consumer discretionary sectors were a drag on performance. An underweight to the magnificent seven stocks (i.e., Apple, Alphabet, Microsoft, Amazon, Meta, Tesla and Nvidia) was a headwind and market returns were highly concentrated into this small subset of companies. On a country basis, security selection within the United States, Ireland, Japan and Canada detracted from the Fund’s relative performance while the overall underweight to Switzerland was additive.
  The Fund utilized derivatives to provide market exposure for the cash positions. These derivative positions primarily included stock index futures. In aggregate, these positions added to performance in absolute terms.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on January 27, 2023, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Impact Equity Fund (Institutional Class/GMEYX)	10.44%	11.84%
MSCI ACWI (All Country World Index) Index#	17.49%	16.28%
MSCI ACWI (All Country World Index) Growth Index	24.23%	23.63%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Performance Inception Date	Jan. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 114,162,851
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 679,032
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$114,162,851
Total number of portfolio holdings	266
Total advisory fees paid	$679,032
Portfolio turnover rate for the period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000240565 [Member]
Shareholder Report [Line Items]
Fund Name	Impact Equity Fund
Class Name	INVESTOR
Trading Symbol	GMEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impact Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Impact Equity Fund (Investor Class/GMEZX)	$127	1.21%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 127	[16]
Expense Ratio, Percent	1.21%	[16]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its benchmark, the MSCI ACWI (All Country World Index) Growth Index, for the one-year period ended December 31, 2024 (9.97% (net of fees) versus 24.23%).
  On a sector basis, stock selection within the information technology, communication services and the consumer discretionary sectors were a drag on performance. An underweight to the magnificent seven stocks (i.e., Apple, Alphabet, Microsoft, Amazon, Meta, Tesla and Nvidia) was a headwind and market returns were highly concentrated into this small subset of companies. On a country basis, the security selection within the United States, Ireland, Japan and Canada detracted from the Fund’s relative performance while the overall underweight to Switzerland was additive.
  The Fund utilized derivatives to provide market exposure for the cash positions. These derivative positions primarily included stock index futures. In aggregate, these positions added to performance in absolute terms.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on January 27, 2023, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Impact Equity Fund (Investor Class/GMEZX)	9.97%	11.48%
MSCI ACWI (All Country World Index) Index#	17.49%	16.28%
MSCI ACWI (All Country World Index) Growth Index	24.23%	23.63%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Performance Inception Date	Jan. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 114,162,851
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 679,032
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$114,162,851
Total number of portfolio holdings	266
Total advisory fees paid	$679,032
Portfolio turnover rate for the period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003107 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	INSTITUTIONAL
Trading Symbol	GIEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Institutional Class/GIEYX)	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund’s portfolio is diversified among a large number of companies across different industries, economic sectors and countries. The Institutional Class of the Fund outperformed its benchmark, the MSCI EAFE Index, for the one-year period ended December 31, 2024 (6.71% (net of fees) versus 3.82%).
  Developed non-U.S. markets (represented by the MSCI EAFE Index’s annual return of 3.82%) saw positive performance in 2024, following strong performance in 2023, but lagged their U.S. counterparts.
  On a country basis, exposure to U.S. listed stocks that derive significant revenue from abroad and stock selection within Denmark and France supported the Fund’s relative performance. On a sector basis, stock selection within consumer discretionary and health care sectors were additive, but stock selection within industrials weighed on relative returns.
  The Fund utilized certain derivatives to express active views in currency and country selection. These derivative positions primarily included currency forward contracts, stock index futures and total return swaps. Overall, derivative exposure resulted in positive impact on Fund performance over the course of the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Fund (Institutional Class/GIEYX)	6.71%	4.63%	5.62%
MSCI EAFE Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,212,115,599
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 9,078,529
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,212,115,599
Total number of portfolio holdings	500
Total advisory fees paid	$9,078,529
Portfolio turnover rate for the period	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	22.5%
Industrials	17.0%
Consumer Discretionary	12.5%
Information Technology	10.8%
Health Care	8.5%
Consumer Staples	7.2%
Communication Services	4.5%
Materials	4.2%
Energy	2.6%
Utilities	1.6%
Real Estate	1.3%
Other*	5.8%
98.5%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
During the year, there were changes to the Fund's sub-advisers. In March 2024, Wellington Management Company LLP was hired.

Material Fund Change Adviser [Text Block]	During the year, there were changes to the Fund's sub-advisers. In March 2024, Wellington Management Company LLP was hired.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003108 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	INVESTOR
Trading Symbol	GIEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Investor Class/GIEZX)	$116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Fund’s portfolio is diversified among a large number of companies across different industries, economic sectors and countries. The Investor Class of the Fund outperformed its benchmark, the MSCI EAFE Index, for the one-year period ended December 31, 2024 (6.46% (net of fees) versus 3.82%).
  With an annual return of 3.82%, developed non-U.S. markets (represented by the MSCI EAFE Index) saw positive performance in 2024, following strong performance in 2023, but lagged their U.S. counterparts.
  On a country basis, exposure to U.S. listed stocks that derive significant revenue from abroad and stock selection within Denmark and France supported the Fund’s relative performance. On a sector basis, stock selection within consumer discretionary and health care sectors were additive, but stock selection within industrials weighed on relative returns.
  The Fund utilized certain derivatives to express active views in currency and country selection. These derivative positions primarily included currency forward contracts, stock index futures and total return swaps. Overall, derivative exposure resulted in positive impact on Fund performance over the course of the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Fund (Investor Class/GIEZX)	6.46%	4.35%	5.34%
MSCI EAFE Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,212,115,599
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 9,078,529
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,212,115,599
Total number of portfolio holdings	500
Total advisory fees paid	$9,078,529
Portfolio turnover rate for the period	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	22.5%
Industrials	17.0%
Consumer Discretionary	12.5%
Information Technology	10.8%
Health Care	8.5%
Consumer Staples	7.2%
Communication Services	4.5%
Materials	4.2%
Energy	2.6%
Utilities	1.6%
Real Estate	1.3%
Other*	5.8%
98.5%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
During the year, there were changes to the Fund's sub-advisers. In March 2024, Wellington Management Company LLP was hired.

Material Fund Change Adviser [Text Block]	During the year, there were changes to the Fund's sub-advisers. In March 2024, Wellington Management Company LLP was hired.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000169231 [Member]
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	INSTITUTIONAL
Trading Symbol	GAGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aggressive Allocation Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Institutional Class/GAGYX)	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  In 2024, the Institutional Class of the Fund underperformed its composite benchmark of 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index (15.70% (net of fees) versus 16.30%).
  In general, U.S. equities outperformed non-U.S. equities in 2024. Notable contribution to performance within the Fund was derived from exposure to large capitalization U.S. equities, with the S&P 500® Index up 25.02% for the year. U.S. large capitalization growth stocks had a particularly strong year, with the Russell 1000® Growth Index up 33.36%, and the Growth Equity Fund was the largest contributor to Fund performance.
  Also in 2024, U.S. small capitalization equities, emerging markets equities and developed ex-U.S. equities posted positive returns, with the Russell 2000® Index up 11.54%, the MSCI Emerging Markets Index up 7.50% and the MSCI EAFE Index up 3.82%, respectively. Exposure to equites was additive in absolute terms across regions.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a negative impact on Fund performance for the year on an absolute basis.
  The underweight to U.S. large capitalization equities was a detractor, as U.S. large capitalization equities returned over 20% and was one of the strongest asset classes in 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on November 23, 2015, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
*The composite benchmark is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Aggressive Allocation Fund (Institutional Class/GAGYX)	15.70%	8.51%	9.29%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	10.15%
Composite Benchmark*	16.30%	9.96%	10.37%
*The composite benchmark is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Performance Inception Date	Nov. 23, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,075,090,596
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,053,329
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,075,090,596
Total number of portfolio holdings	9
Total advisory fees paid	$1,053,329
Portfolio turnover rate for the period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	26.3%
GuideStone Value Equity Fund	19.6%
GuideStone Growth Equity Fund	19.4%
GuideStone Emerging Markets Equity Fund	11.2%
GuideStone Value Equity Index Fund	6.6%
GuideStone Growth Equity Index Fund	6.5%
GuideStone Small Cap Equity Fund	5.0%
GuideStone Impact Equity Fund	3.9%
GuideStone Money Market Fund, 4.34%	1.5%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone International Equity Fund	26.3%
GuideStone Value Equity Fund	19.6%
GuideStone Growth Equity Fund	19.4%
GuideStone Emerging Markets Equity Fund	11.2%
GuideStone Value Equity Index Fund	6.6%
GuideStone Growth Equity Index Fund	6.5%
GuideStone Small Cap Equity Fund	5.0%
GuideStone Impact Equity Fund	3.9%
GuideStone Money Market Fund, 4.34%	1.5%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000003117 [Member]
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	INVESTOR
Trading Symbol	GGBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aggressive Allocation Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Investor Class/GGBZX)	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  In 2024, the Investor Class of the Fund underperformed its composite benchmark of 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index (15.43% (net of fees) versus 16.30%).
  In general, U.S. equities outperformed non-U.S. equities in 2024. Notable contribution to performance within the Fund was derived from exposure to large capitalization U.S. equities, with the S&P 500® Index up 25.02% for the year. U.S. large capitalization growth stocks had a particularly strong year, with the Russell 1000® Growth Index up 33.36%, and the Growth Equity Fund was the largest contributor to Fund performance.
  Also in 2024, U.S. small capitalization equities, emerging markets equities and developed ex-U.S. equities posted positive returns, with the Russell 2000® Index up 11.54%, the MSCI Emerging Markets Index up 7.50% and the MSCI EAFE Index up 3.82%, respectively. Exposure to equites was additive in absolute terms across regions.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a negative impact on Fund performance for the year on an absolute basis.
  The underweight to U.S. large capitalization equities was a detractor, as U.S. large capitalization equities returned over 20% and was one of the strongest asset classes in 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
*The composite benchmark is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Aggressive Allocation Fund (Investor Class/GGBZX)	15.43%	8.25%	8.24%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	9.23%
Composite Benchmark*	16.30%	9.96%	9.47%
*The composite benchmark is 60.00% Russell 3000® Index and 40.00% MSCI ACWI (All World Country Index) ex USA Index.
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,075,090,596
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,053,329
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,075,090,596
Total number of portfolio holdings	9
Total advisory fees paid	$1,053,329
Portfolio turnover rate for the period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	26.3%
GuideStone Value Equity Fund	19.6%
GuideStone Growth Equity Fund	19.4%
GuideStone Emerging Markets Equity Fund	11.2%
GuideStone Value Equity Index Fund	6.6%
GuideStone Growth Equity Index Fund	6.5%
GuideStone Small Cap Equity Fund	5.0%
GuideStone Impact Equity Fund	3.9%
GuideStone Money Market Fund, 4.34%	1.5%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone International Equity Fund	26.3%
GuideStone Value Equity Fund	19.6%
GuideStone Growth Equity Fund	19.4%
GuideStone Emerging Markets Equity Fund	11.2%
GuideStone Value Equity Index Fund	6.6%
GuideStone Growth Equity Index Fund	6.5%
GuideStone Small Cap Equity Fund	5.0%
GuideStone Impact Equity Fund	3.9%
GuideStone Money Market Fund, 4.34%	1.5%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000185898 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2055 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2055 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2055 Fund (Institutional Class/GMGYX)	$15	0.14%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 15	[17]
Expense Ratio, Percent	0.14%	[17]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Institutional Class of the Fund generated a return of 15.38%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
  The Fund’s position in the Defensive Market Strategies® Fund (“DMSF”) was a detractor. In 2024, the DMSF underperformed its benchmark by 3.22%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2055 Fund (Institutional Class/GMGYX)	15.38%	8.91%	9.48%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	10.25%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.56%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.13%
Russell 3000® Index	23.81%	13.86%	13.78%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	5.16%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 819,490,199
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 747,954
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$819,490,199
Total number of portfolio holdings	10
Total advisory fees paid	$747,954
Portfolio turnover rate for the period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	50.5%
GuideStone International Equity Index Fund	24.1%
GuideStone Small Cap Equity Fund	6.2%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Defensive Market Strategies® Fund	5.1%
GuideStone Medium-Duration Bond Fund	4.1%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Global Bond Fund	1.0%
GuideStone Money Market Fund, 4.34%	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	50.5%
GuideStone International Equity Index Fund	24.1%
GuideStone Small Cap Equity Fund	6.2%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Defensive Market Strategies® Fund	5.1%
GuideStone Medium-Duration Bond Fund	4.1%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Global Bond Fund	1.0%
GuideStone Money Market Fund, 4.34%	1.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000108559 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2055 Fund
Class Name	INVESTOR
Trading Symbol	GMGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2055 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2055 Fund (Investor Class/GMGZX)	$44	0.41%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 44	[18]
Expense Ratio, Percent	0.41%	[18]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Investor Class of the Fund generated a return of 15.11%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
  The Fund’s position in the Defensive Market Strategies® Fund (“DMSF”) was a detractor. In 2024, the DMSF underperformed its benchmark by 3.22%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2055 Fund (Investor Class/GMGZX)	15.11%	8.62%	8.19%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	9.23%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.38%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	4.80%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 819,490,199
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 747,954
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$819,490,199
Total number of portfolio holdings	10
Total advisory fees paid	$747,954
Portfolio turnover rate for the period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	50.5%
GuideStone International Equity Index Fund	24.1%
GuideStone Small Cap Equity Fund	6.2%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Defensive Market Strategies® Fund	5.1%
GuideStone Medium-Duration Bond Fund	4.1%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Global Bond Fund	1.0%
GuideStone Money Market Fund, 4.34%	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	50.5%
GuideStone International Equity Index Fund	24.1%
GuideStone Small Cap Equity Fund	6.2%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Defensive Market Strategies® Fund	5.1%
GuideStone Medium-Duration Bond Fund	4.1%
GuideStone Global Real Estate Securities Fund	1.9%
GuideStone Global Bond Fund	1.0%
GuideStone Money Market Fund, 4.34%	1.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000183274 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Alternatives Fund
Class Name	INSTITUTIONAL
Trading Symbol	GFSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strategic Alternatives Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Strategic Alternatives Fund (Institutional Class/GFSYX)	$130	1.25%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 130	[19]
Expense Ratio, Percent	1.25%	[19]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund outperformed its benchmark, the Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2024 (7.60% (net of fees) versus 5.32%).
  During the year, the Fund allocated its assets among four principal investment strategies – long-short equity, currency trading, convertible bonds and global macro. All strategies outperformed the Fund’s benchmark index. The convertible bonds and the global macro strategies contributed positively to the performance of the Fund for the year. The most additive investment strategies during the year were the long-short equity and currency trading strategies. Long-short equity stood out in terms of the value and quality factor and the currency trading strategy because of the strong rebound of the U.S. dollar.
  The Fund utilized derivatives to express certain active market views. These derivative positions primarily included currency forward contracts, treasury futures, swaptions, total return swaps, interest rate swaps, cross currency swaps, and mortgage-backed securities derivatives. Overall, derivative exposure resulted in positive impact on absolute performance over the course of the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on June 30, 2017, compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $1,000,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Strategic Alternatives Fund (Institutional Class/GFSYX)	7.60%	3.50%	3.19%
Bloomberg US Aggregate Bond Index#	1.25%	-0.33%	1.07%
Bloomberg US Treasury Bills: 1-3 Months Index	5.32%	2.49%	2.26%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Performance Inception Date	Jun. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 266,327,189
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 2,174,693
Investment Company Portfolio Turnover	514.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$266,327,189
Total number of portfolio holdings	563
Total advisory fees paid	$2,174,693
Portfolio turnover rate for the period	514%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
On May 1, 2024, the Fund's expense cap increased from 1.12% to 1.27%.

Material Fund Change Expenses [Text Block]	On May 1, 2024, the Fund's expense cap increased from 1.12% to 1.27%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000183275 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Alternatives Fund
Class Name	INVESTOR
Trading Symbol	GFSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strategic Alternatives Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Strategic Alternatives Fund (Investor Class/GFSZX)	$158	1.52%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 158	[20]
Expense Ratio, Percent	1.52%	[20]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund outperformed its benchmark, the Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2024 (7.39% (net of fees) versus 5.32%).
  During the year, the Fund allocated its assets among four principal investment strategies – long-short equity, currency trading, convertible bonds and global macro. For 2024, all strategies outperformed the Fund’s benchmark index. The convertible bonds and the global macro strategies contributed positively to the performance of the Fund. The most additive investment strategies during the year were the long-short equity and currency trading strategies. Long-short equity stood out in terms of the value and quality factor and the currency trading strategy because of the strong rebound of the U.S. dollar.
  The Fund utilized derivatives to express certain active market views. These derivative positions primarily included currency forward contracts, treasury futures, swaptions, total return swaps, interest rate swaps, cross currency swaps and mortgage-backed securities derivatives. Overall, derivative exposure resulted in positive impact on absolute performance over the course of the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class since its inception on June 30, 2017 compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Strategic Alternatives Fund (Investor Class/GFSZX)	7.39%	3.19%	2.89%
Bloomberg US Aggregate Bond Index#	1.25%	-0.33%	1.07%
Bloomberg US Treasury Bills: 1-3 Months Index	5.32%	2.49%	2.26%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Performance Inception Date	Jun. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 266,327,189
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 2,174,693
Investment Company Portfolio Turnover	514.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$266,327,189
Total number of portfolio holdings	563
Total advisory fees paid	$2,174,693
Portfolio turnover rate for the period	514%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
On May 1, 2024, the Fund's expense cap increased from 1.44% to 1.52%.

Material Fund Change Expenses [Text Block]	On May 1, 2024, the Fund's expense cap increased from 1.44% to 1.52%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000185897 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2045 Fund
Class Name	INSTITUTIONAL
Trading Symbol	GMYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2045 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2045 Fund (Institutional Class/GMYYX)	$14	0.13%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 14	[21]
Expense Ratio, Percent	0.13%	[21]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Institutional Class of the Fund generated a return of 14.52%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
  The Fund’s position in the Defensive Market Strategies® Fund (“DMSF”) was a detractor. In 2024, the DMSF underperformed its benchmark by 3.22%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Class since its inception on May 1, 2017, compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
MyDestination 2045 Fund (Institutional Class/GMYYX)	14.52%	8.45%	9.10%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	10.25%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.13%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.56%
Russell 3000® Index	23.81%	13.86%	13.78%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	5.16%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,620,021,725
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,539,044
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,620,021,725
Total number of portfolio holdings	10
Total advisory fees paid	$1,539,044
Portfolio turnover rate for the period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.7%
GuideStone International Equity Index Fund	22.2%
GuideStone Medium-Duration Bond Fund	9.2%
GuideStone Small Cap Equity Fund	5.7%
GuideStone Emerging Markets Equity Fund	5.5%
GuideStone Defensive Market Strategies® Fund	5.3%
GuideStone Global Bond Fund	2.3%
GuideStone Global Real Estate Securities Fund	1.7%
GuideStone Money Market Fund, 4.34%	1.3%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.7%
GuideStone International Equity Index Fund	22.2%
GuideStone Medium-Duration Bond Fund	9.2%
GuideStone Small Cap Equity Fund	5.7%
GuideStone Emerging Markets Equity Fund	5.5%
GuideStone Defensive Market Strategies® Fund	5.3%
GuideStone Global Bond Fund	2.3%
GuideStone Global Real Estate Securities Fund	1.7%
GuideStone Money Market Fund, 4.34%	1.3%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000039449 [Member]
Shareholder Report [Line Items]
Fund Name	MyDestination 2045 Fund
Class Name	INVESTOR
Trading Symbol	GMFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MyDestination 2045 Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2045 Fund (Investor Class/GMFZX)	$41	0.38%
[1]	Reflects applicable expense reimbursements and fee waivers.

Expenses Paid, Amount	$ 41	[22]
Expense Ratio, Percent	0.38%	[22]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  As a fund of funds, the Fund’s performance was based on the performance of its underlying investments. The Investor Class of the Fund generated a return of 14.19%, net of fees, for the one-year period ended December 31, 2024.
  Contribution to absolute performance from each major asset class was additive in a positive year for almost all financial assets. U.S. equities in particular rallied throughout the year with large capitalization and growth-oriented stocks outperforming small capitalization and value stocks.
  Exposure to large capitalization U.S. equities was a significant driver of stronger performance, with U.S. financial assets generally outpacing those in other markets, and the Equity Index Fund was the largest contributor to Fund performance due to its broad exposure to the strength of the S&P 500® Index.
  In 2024, the Fund utilized exchange-listed equity index futures contracts to provide market exposure to the cash positions held in the Fund. Overall, derivative exposure had a positive impact on Fund performance for the year on an absolute basis.
  The Fund’s position in the Defensive Market Strategies® Fund (“DMSF”) was a detractor. In 2024, the DMSF underperformed its benchmark by 3.22%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
MyDestination 2045 Fund (Investor Class/GMFZX)	14.19%	8.18%	7.84%
MSCI ACWI (All Country World Index) Index#	17.49%	10.06%	9.23%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg US Treasury 1-3 Year Index	4.03%	1.36%	1.38%
Russell 3000® Index	23.81%	13.86%	12.55%
MSCI ACWI (All Country World Index) ex USA Index	5.53%	4.10%	4.80%
#Effective December 31, 2024, the Fund incorporated this broad-based securities market index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,620,021,725
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,539,044
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,620,021,725
Total number of portfolio holdings	10
Total advisory fees paid	$1,539,044
Portfolio turnover rate for the period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.7%
GuideStone International Equity Index Fund	22.2%
GuideStone Medium-Duration Bond Fund	9.2%
GuideStone Small Cap Equity Fund	5.7%
GuideStone Emerging Markets Equity Fund	5.5%
GuideStone Defensive Market Strategies® Fund	5.3%
GuideStone Global Bond Fund	2.3%
GuideStone Global Real Estate Securities Fund	1.7%
GuideStone Money Market Fund, 4.34%	1.3%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Largest Holdings [Text Block]
TOP TEN HOLDINGS
GuideStone Equity Index Fund	46.7%
GuideStone International Equity Index Fund	22.2%
GuideStone Medium-Duration Bond Fund	9.2%
GuideStone Small Cap Equity Fund	5.7%
GuideStone Emerging Markets Equity Fund	5.5%
GuideStone Defensive Market Strategies® Fund	5.3%
GuideStone Global Bond Fund	2.3%
GuideStone Global Real Estate Securities Fund	1.7%
GuideStone Money Market Fund, 4.34%	1.3%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000104139 [Member]
Shareholder Report [Line Items]
Fund Name	Defensive Market Strategies ® Fund
Class Name	INSTITUTIONAL
Trading Symbol	GDMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defensive Market Strategies Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies Fund (Institutional Class/GDMYX)	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Institutional Class of the Fund underperformed its composite benchmark of 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2024 (11.71% (net of fees) versus 14.93%).
  U.S. equities rallied during the year and election results in November 2024 led investors to consider economic policies, which may include tax cuts, deregulation and tariffs.
  The Fund’s relative underperformance was due to the Fund’s intentional and materially lower market sensitivity and volatility. The Fund allocated its assets among three principal investment strategies– long-only equity, options equity and convertible bond. These investment strategies contributed positively to the Fund’s absolute returns for the year. The portion of the strategy which owns long-dated call options provided the strongest relative performance for the year, with favorable results emanating from equity market participation combined with a steady source of income for investors.
  The derivative exposures contributed positively to Fund performance for the year on an absolute basis. The main source of the contribution was from put option premiums collected.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $1,000,000
*Composite benchmark is 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Defensive Market Strategies Fund (Institutional Class/GDMYX)	11.71%	6.42%	7.59%
S&P 500® Index	25.02%	14.53%	13.10%
Composite Benchmark*	14.93%	8.80%	7.61%
*Composite benchmark is 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,513,068,093
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 8,746,274
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,513,068,093
Total number of portfolio holdings	172
Total advisory fees paid	$8,746,274
Portfolio turnover rate for the period	86%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
In March 2024, the Fund’s overall management fee increased by 0.02% to 0.63%.
During the year, there were changes to the Fund’s sub-advisers. In March 2024, Wellington Management Company LLP was hired, and American Century Investment Management, Inc. was terminated.

Material Fund Change Expenses [Text Block]	In March 2024, the Fund’s overall management fee increased by 0.02% to 0.63%.
Material Fund Change Adviser [Text Block]	During the year, there were changes to the Fund’s sub-advisers. In March 2024, Wellington Management Company LLP was hired, and American Century Investment Management, Inc. was terminated.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature
C000104140 [Member]
Shareholder Report [Line Items]
Fund Name	Defensive Market Strategies ® Fund
Class Name	INVESTOR
Trading Symbol	GDMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defensive Market Strategies Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-GS-FUNDS
Additional Information Website	GuideStoneFunds.com/Fund-Literature
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies Fund (Investor Class/GDMZX)	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
  The Investor Class of the Fund underperformed its composite benchmark of 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index, for the one-year period ended December 31, 2024 (11.34% (net of fees) versus 14.93%).
  U.S. equities rallied during the year and election results in November 2024 led investors to consider economic policies which may include tax cuts, deregulation and tariffs.
  The Fund’s relative underperformance was due to the Fund’s intentional and materially lower market sensitivity and volatility. The Fund allocated its assets among three principal investment strategies– long-only equity, options equity and convertible bond. These investment strategies contributed positively to the Fund’s absolute returns in 2024. The portion of the strategy which owns long-dated call options provided the strongest relative performance for the year, with favorable results emanating from equity market participation combined with a steady source of income for investors.
  The derivative exposures contributed positively to Fund performance for the year on an absolute basis. The main source of the contribution was from put option premiums collected.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index, or indexes, with characteristics relevant to the Fund.
GROWTH OF $10,000
*Composite benchmark is 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Defensive Market Strategies Fund (Investor Class/GDMZX)	11.34%	6.13%	7.30%
S&P 500® Index	25.02%	14.53%	13.10%
Composite Benchmark*	14.93%	8.80%	7.61%
*Composite benchmark is 50% S&P 500® Index and 50% Bloomberg US Treasury Bills: 1-3 Months Index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.GuideStoneFunds.com for the most recent performance information.
Net Assets	$ 1,513,068,093
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 8,746,274
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,513,068,093
Total number of portfolio holdings	172
Total advisory fees paid	$8,746,274
Portfolio turnover rate for the period	86%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.
The faith-based investing policy was amended in April 2024.
In March 2024, the Fund’s overall management fee increased by 0.02% to 0.63%.
During the year, there were changes to the Fund’s sub-advisers. In March 2024, Wellington Management Company LLP was hired, and American Century Investment Management, Inc. was terminated.

Material Fund Change Expenses [Text Block]	In March 2024, the Fund’s overall management fee increased by 0.02% to 0.63%.
Material Fund Change Adviser [Text Block]	During the year, there were changes to the Fund’s sub-advisers. In March 2024, Wellington Management Company LLP was hired, and American Century Investment Management, Inc. was terminated.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at GuideStoneFunds.com/Fund-Literature or by contacting 1-888-GS-FUNDS.

Updated Prospectus Phone Number	1-888-GS-FUNDS
Updated Prospectus Web Address	GuideStoneFunds.com/Fund-Literature

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